Deferred tax (Details) - Schedule of deferred tax assets and liabilities by type of temporary - Temporary Difference [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Net deferred tax asset (liability)
Trade and other receivables	$ (1,357)	$ (3,301)
Inventories	3,142	1,735
Property, plant and equipment	(3,486)	(6,817)
Intangibles	(875)	(634)
Borrowings and Trade and other payables	3,639	3,071
Provisions and Other liabilities	1,005	737
Others	(1,071)	8,088
Total net deferred tax asset (liability)	$ 997	$ 2,879